Vanguard Long-Term Bond Index Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.62%	(4.89%)	0.76%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	(0.37%)	1.90%	2.05%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	(4.99%)	0.67%
Performance Inception Date	Feb. 07, 2019
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.04%	(6.53%)	(0.99%)
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.54%	(4.29%)	(0.08%)